ACCRUED EXPENSES AND OTHER LIABILITIES	3 Months Ended
Mar. 31, 2024
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 6. ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	March 31,	December, 31
	2024	2023
Professional services	$1,337,588	$976,301
Other	227,246	120,149
Total	$1,564,834	$1,096,450